Debt (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		66 Months Ended	114 Months Ended	120 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008	Dec. 31, 2012	Jun. 30, 2013	Oct. 02, 2012	Dec. 31, 2012 Call Option [Member] Ten-Year Warrants [Member]	Jun. 30, 2013 Senior Secured Convertible Notes [Member]	Dec. 31, 2012 Senior Secured Convertible Notes [Member]	Dec. 31, 2011 Senior Secured Convertible Notes [Member]	Apr. 06, 2013 Senior Secured Convertible Notes [Member]	Dec. 31, 2012 Senior Secured Convertible Notes [Member] Call Option [Member]	Dec. 31, 2012 Working Capital Note [Member]	Jun. 30, 2013 Working Capital Note [Member]	Dec. 31, 2011 Working Capital Note [Member]	Dec. 31, 2012 Working Capital Note [Member] Ten-Year Warrants [Member]	Dec. 31, 2012 Working Capital Note [Member] Five-Year Warrants [Member]	Dec. 31, 2012 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2011 Equipment and Supplemental Working Capital Notes [Member]	Dec. 31, 2012 Demand Note [Member]	Jun. 30, 2013 Embedded Derivative liability [Member]	Dec. 31, 2012 Embedded Derivative liability [Member]	Dec. 31, 2011 Embedded Derivative liability [Member]
Total debt outstanding [Abstract]
Total debt	$ 28,510,000		$ 28,510,000		$ 11,269,000	$ 4,987,000		$ 11,269,000	$ 28,510,000			$ 15,005,000	$ 15,005,000	$ 0			$ 3,660,000	$ 3,660,000	$ 5,000,000			$ 0	$ 126,000		$ 591,000	$ 276,000	$ 0
Unamortized debt discount	(10,054,000)		(10,054,000)		(7,672,000)	(139,000)		(7,672,000)	(10,054,000)				8,300,000
Less current portion	(3,530,000)		(3,530,000)		(1,786,000)	(2,205,000)		(1,786,000)	(3,530,000)
Total long-term debt	24,980,000		24,980,000		9,483,000	2,782,000		9,483,000	24,980,000
Principal payments maturity [Abstract]
2013					1,943,000			1,943,000
2014					1,717,000			1,717,000
2015					15,005,000			15,005,000
Long-term debt including unamortized debt discount					18,665,000			18,665,000
Less embedded derivative and unamortized debt discount					(7,396,000)			(7,396,000)
Total debt	28,510,000		28,510,000		11,269,000	4,987,000		11,269,000	28,510,000			15,005,000	15,005,000	0			3,660,000	3,660,000	5,000,000			0	126,000		591,000	276,000	0
Interest expense	1,830,000	151,000	3,257,000	325,000	2,957,000	849,000		17,846,000	21,103,000			1,000,000
Amortization of deferred financing costs					1,300,000							1,700,000		200,000
Debt issuance costs					1,500,000						800,000		700,000
Debt interest rate (in hundredths)													10.00%				13.00%		11.75%					10.00%
Debt instrument, maturity date													Oct. 02, 2015				May 01, 2014
Warrants to purchase common stock (in shares)	187,718,221		187,718,221		80,250,702	1,064,616		80,250,702	187,718,221	51,100,000			51,100,000		57,438,408	20,000,000				1,138,785	569,392
Initial exercise price of warrants (in dollars per share)										$ 0.75			$ 0.75		$ 0.69	$ 0.75
Number of shares issuable at conversion (in shares)													1,333
Base principal amount considered for conversion													1,000
Accrued interest on convertible notes	375,000		375,000		373,000	0		373,000	375,000				400,000
Demand notes						1,000,000
Repayment of debt			0	1,074,000	1,466,000	8,624,000	3,245,000	32,734,000	32,734,000								4,500,000
Number of monthly payments																	24
Monthly interest payments																	40,000
Monthly interest and principal payments																	$ 400,000
Warrants expiration period																				10 years	5 years